Quarterly Financial Information (Unaudited) (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended									10 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Apr. 04, 2009	Nov. 30, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Restructuring costs:
Severance and related costs	$ 11.0	$ 14.6	$ 7.2	$ 2.7	$ 2.8	$ 1.2	$ 2.0	$ 4.0			$ 35.5	$ 10.0	$ 78.5
Asset impairment and lease cancellation charges	5.3	0.3	0.1	3.3	0.6	1.3	0.6	0.2			9.0	2.7	37.3
Other items:
Gain on sale of a product line	(5.6)
Loss from debt extinguishments	0.7				2.8		1.2		21.0	2.8	0.7	4.0	21.2
Gain on sale of investment							(0.5)				0	(0.5)
Loss from curtailment of domestic pension obligations						2.5					0	2.5
Legal settlements		0.5		(1.7)			(0.5)	1.4			(1.2)	0.9	41.0
OCP divestiture-related costs	8.2	2.7	1.0								8.2
Other expense, net	$ 15.9	$ 18.1	$ 8.3	$ 4.3	$ 6.2	$ 5.0	$ 2.8	$ 5.6			$ 46.6	$ 19.6	$ 178.0